Annual Total Returns[BarChart] - Invesco SP SmallCap Value with Momentum ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.42%)	21.29%	44.14%	5.22%	(8.85%)	35.52%	3.17%	(11.82%)	29.95%	5.03%